Supplementary Financial Statement Information (Details) - Schedule of Financial income (expenses) ,net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2018	Dec. 31, 2017
Schedule of Financial income (expenses) ,net [Abstract]
Exchange rate differences	$ (38)	$ (181)	$ (230)
Bank and other fees	(30)	(11)	(63)	$ (3,375)	$ (2,000)
Remeasurement of financial instruments	28	40	(3,230)
Other financing expenses	(7)	(23)	(10)
Interest on bank deposits	219
Financial income (expenses), net	$ 172	$ (175)	$ (3,533)